CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023	May 31, 2022
Debt Instrument [Line Items]
Additional borrowings	$ 100,000		$ 200,000
Debt discount	$ 109,126		$ 105,178	$ 95,481
Effective interest rate	10.00%		10.00%
Debt interest rate	4.00%		4.00%
Class of warrant or right outstanding	29,336
Warrant exercise price	$ 5.87
Number of shares converted for debt				101,806
Alzheimers Drug Discover Foundation [Member]
Debt Instrument [Line Items]
Debt instrument principal amount					$ 492,000
Effective interest rate					8.00%
Convertible debt					$ 2,000,000
Class of warrant or right outstanding					29,336
Warrant exercise price					$ 5.87
Warrants and rights outstanding term					5 years
Fair value of warrants issued					$ 125,289
Debt description					The discount was amortized on the interest method over the three-year term of the Note at an effective rate of 19%
Accured interest				$ 606,662
Number of shares converted for debt				101,806
Founders [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument principal amount				$ 425,000
Debt instrument maturity date description				due December 2022 were extended to December 31, 2026
Additional borrowings	$ 100,000		$ 200,000
Debt discount	$ 12,884		$ 35,063
Effective interest rate	9.50%		10.00%